CONSOLIDATED STATEMENTS OF OPERATING RESULTS - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Profit or loss [abstract]
Revenues		$ 7,168	$ 8,208	$ 7,683
Direct operating costs		(6,532)	(7,568)	(6,794)
General and administrative expenses		(272)	(326)	(268)
Interest income (expense), net		(821)	(832)	(878)
Equity accounted income (loss)		10	8	3
Impairment reversal (expense), net		0	(691)	(606)
Gain (loss) on dispositions, net		0	0	87
Remeasurement of exchangeable and class B shares		(831)	(208)	(264)
Other income (expense), net		190	(666)	126
Income (loss) before income tax from continuing operations		(1,088)	(2,075)	(911)
Income tax (expense) recovery
Current		10	(50)	(167)
Deferred		77	198	95
Net income (loss) from continuing operations		(1,001)	(1,927)	(983)
Discontinued operations
Net income (loss) from discontinued operations		0	0	3,812
Net income (loss)		(1,001)	(1,927)	2,829
Attributable to:
Brookfield Business Partners	[1]	(875)	(888)	519
Non-controlling interests		$ (126)	$ (1,039)	$ 2,310

[1]	Earnings per share have not been presented in the consolidated financial statements, as the underlying shares do not constitute “ordinary shares” under IAS 33, Earnings Per Share (“IAS 33”). See Note 2(b) for further details.